Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DCIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
[1]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 433,383,000
Holdings Count | $ / shares	366
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$433,383
Number of Holdings	366
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	26.4%
School District	25.5%
General	13.2%
Medical	9.0%
Water	8.5%
Higher Education	8.0%
Power	3.8%
Transportation	3.7%
Airport	1.0%
Education	0.5%
Utilities	0.2%
Mello-Roos	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.0%
1 to 3 Years	17.7%
3 to 5 Years	13.9%
5 to 10 Years	19.5%
Greater than 10 Years	38.9%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DCARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[2]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[2]
Net Assets	$ 347,461,000
Holdings Count | $ / shares	298
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$347,461
Number of Holdings	298
Portfolio Turnover Rate	49%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	36.8%
School District	19.9%
General	16.5%
Water	8.7%
Higher Education	8.0%
Medical	4.6%
Transportation	1.3%
Education	1.1%
Power	1.1%
Tobacco Settlement	1.0%
Airport	0.6%
Mello-Roos	0.2%
Utilities	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	26.0%
1 to 3 Years	30.3%
3 to 5 Years	10.8%
5 to 10 Years	18.3%
Greater than 10 Years	14.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[3],[4]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[3],[4]
Net Assets	$ 743,494,000
Holdings Count | $ / shares	311
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$743,494
Number of Holdings	311
Portfolio Turnover Rate	67%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	34.3%
General	17.6%
School District	17.1%
Water	8.5%
Higher Education	8.4%
Medical	6.5%
Tobacco Settlement	2.8%
Power	1.8%
Education	1.4%
Airport	0.9%
Utilities	0.4%
Transportation	0.2%
Mello-Roos	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	31.8%
1 to 3 Years	23.1%
3 to 5 Years	8.4%
5 to 10 Years	30.0%
Greater than 10 Years	6.7%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Diversified Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.15%1,[2]
[5],[6]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5],[6]
Net Assets	$ 1,691,587,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,691,587
Number of Holdings	7
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Intermediate Government Fixed Income Portfolio	50.5%
DFA Two-Year Global Fixed Income Portfolio	30.0%
U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/34	4.9%
U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/32	4.9%
U.S. Treasury Inflation-Indexed Bonds 3.375% due 04/15/32	4.9%
U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/31	2.9%
U.S. Treasury Inflation-Indexed Notes 2.125% due 01/15/35	1.9%
[7]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Five-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%[1]
[8]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[8]
Net Assets	$ 9,281,709,000
Holdings Count | $ / shares	313
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,281,709
Number of Holdings	313
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	47.6%
Financials	33.0%
U.S. Government	18.1%
Energy	0.5%
Consumer, Non-cyclical	0.4%
Consumer, Cyclical	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	57.5%
1 to 3 Years	29.4%
3 to 5 Years	13.1%
[9]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%1,[2]
[10],[11]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[10],[11]
Net Assets	$ 2,621,574,000
Holdings Count | $ / shares	648
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,621,574
Number of Holdings	648
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	24.5%
Foreign Government	22.4%
Mortgage Securities	8.9%
U.S. Government	7.1%
Consumer, Non-cyclical	6.6%
Consumer, Cyclical	5.6%
Energy	5.2%
Communications	4.7%
Industrials	4.7%
Technology	4.3%
Basic Materials	3.2%
Utilities	2.5%
Other	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	7.3%
1 to 3 Years	4.9%
3 to 5 Years	8.9%
5 to 10 Years	45.6%
Greater than 10 Years	33.3%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%[1]
[13]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[13]
Net Assets	$ 269,568,000
Holdings Count | $ / shares	306
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$269,568
Number of Holdings	306
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	25.8%
Foreign Government	20.8%
Mortgage Securities	9.0%
Energy	7.1%
U.S. Government	6.5%
Consumer, Non-cyclical	5.9%
Consumer, Cyclical	5.8%
Utilities	4.5%
Industrials	3.9%
Technology	3.8%
Communications	3.7%
Basic Materials	2.8%
Other	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.0%
1 to 3 Years	5.8%
3 to 5 Years	11.4%
5 to 10 Years	48.3%
Greater than 10 Years	30.5%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Sustainability Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
[15]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[15]
Net Assets	$ 690,093,000
Holdings Count | $ / shares	244
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$690,093
Number of Holdings	244
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	45.0%
Financials	22.7%
Consumer, Non-cyclical	8.4%
Communications	4.6%
Industrials	4.5%
U.S. Government	4.2%
Technology	4.1%
Consumer, Cyclical	4.0%
Multi-National	2.1%
Utilities	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.1%
1 to 3 Years	9.5%
3 to 5 Years	12.9%
5 to 10 Years	21.1%
Greater than 10 Years	47.4%
[16]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Inflation-Protected Securities Portfolio
Class Name	Institutional
Trading Symbol	DIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.11%[1]
[17]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[17]
Net Assets	$ 5,086,311,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,086,311
Number of Holdings	24
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
1 to 3 Years	18.2%
3 to 5 Years	37.8%
5 to 10 Years	19.4%
Greater than 10 Years	24.6%
[18]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.11%[1]
[19]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[19]
Net Assets	$ 5,934,546,000
Holdings Count | $ / shares	110
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,934,546
Number of Holdings	110
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	0.5%
1 to 3 Years	15.9%
3 to 5 Years	27.0%
5 to 10 Years	18.4%
Greater than 10 Years	38.2%
[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
[21]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[21]
Net Assets	$ 1,830,345,000
Holdings Count | $ / shares	603
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,830,345
Number of Holdings	603
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	32.6%
Consumer, Non-cyclical	14.0%
Energy	11.3%
Industrials	7.2%
Technology	6.7%
Utilities	6.7%
Consumer, Cyclical	6.0%
Basic Materials	5.6%
Communications	5.3%
U.S. Government	2.9%
Foreign Government	1.2%
Other	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	2.6%
1 to 3 Years	2.1%
3 to 5 Years	19.2%
5 to 10 Years	42.3%
Greater than 10 Years	33.8%
[22]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%1,[2]
[23],[24]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[23],[24]
Net Assets	$ 1,339,466,000
Holdings Count | $ / shares	644
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,339,466
Number of Holdings	644
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	47.1%
School District	13.8%
General	8.9%
Water	6.4%
Medical	5.4%
Transportation	4.3%
Higher Education	4.1%
Power	3.8%
Utilities	2.4%
Airport	1.3%
Education	1.2%
Nursing Homes	0.9%
Development	0.3%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.8%
1 to 3 Years	28.2%
3 to 5 Years	14.6%
5 to 10 Years	11.6%
Greater than 10 Years	38.8%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Investment Grade Portfolio
Class Name	Institutional
Trading Symbol	DFAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
[25]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[25]
Net Assets	$ 11,897,506,000
Holdings Count | $ / shares	963
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$11,897,506
Number of Holdings	963
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	47.0%
Financials	19.9%
Consumer, Non-cyclical	9.2%
Energy	4.1%
Communications	3.5%
Industrials	3.4%
Consumer, Cyclical	3.2%
Technology	2.9%
Utilities	2.5%
Foreign Government	2.5%
Basic Materials	1.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.7%
1 to 3 Years	11.9%
3 to 5 Years	14.6%
5 to 10 Years	29.4%
Greater than 10 Years	35.4%
[26]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA LTIP Portfolio
Class Name	Institutional
Trading Symbol	DRXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
[27]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[27]
Net Assets	$ 356,168,000
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$356,168
Number of Holdings	4
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
[28]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA MN Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DMNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,[2]
[29],[30]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[29],[30]
Net Assets	$ 25,531,000
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$25,531
Number of Holdings	74
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	59.2%
School District	26.0%
Higher Education	4.4%
Utilities	3.3%
Power	2.8%
Water	1.7%
Nursing Homes	1.0%
Medical	0.9%
Airport	0.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	47.2%
1 to 3 Years	36.6%
3 to 5 Years	4.7%
5 to 10 Years	10.6%
Greater than 10 Years	0.9%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
[31]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[31]
Net Assets	$ 451,942,000
Holdings Count | $ / shares	314
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$451,942
Number of Holdings	314
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	51.8%
School District	24.0%
Water	8.2%
General	5.1%
Utilities	3.8%
Transportation	2.3%
Higher Education	2.2%
Power	1.7%
Nursing Homes	0.4%
Medical	0.3%
Airport	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	23.3%
1 to 3 Years	14.2%
3 to 5 Years	20.4%
5 to 10 Years	7.4%
Greater than 10 Years	34.7%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DMREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[32]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[32]
Net Assets	$ 1,715,671,000
Holdings Count | $ / shares	566
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,715,671
Number of Holdings	566
Portfolio Turnover Rate	67%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	54.8%
School District	18.4%
General	8.1%
Higher Education	5.1%
Water	4.2%
Transportation	2.4%
Power	2.0%
Utilities	1.5%
Education	0.9%
Development	0.8%
Medical	0.7%
Other	0.6%
Airport	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	38.1%
1 to 3 Years	32.5%
3 to 5 Years	6.1%
5 to 10 Years	11.3%
Greater than 10 Years	12.0%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA NY Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DNYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%1,[2]
[33],[34]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[33],[34]
Net Assets	$ 158,092,000
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$158,092
Number of Holdings	129
Portfolio Turnover Rate	79%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	35.6%
General	29.2%
School District	16.9%
Higher Education	5.2%
Transportation	4.7%
Airport	4.0%
Water	1.4%
Development	1.0%
Housing	0.8%
Medical	0.6%
Utilities	0.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	41.7%
1 to 3 Years	15.4%
3 to 5 Years	7.1%
5 to 10 Years	20.2%
Greater than 10 Years	15.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA One-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
[35]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[35]
Net Assets	$ 4,574,029,000
Holdings Count | $ / shares	197
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,574,029
Number of Holdings	197
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	66.4%
Financials	25.4%
Foreign Government	6.7%
Energy	1.0%
Consumer, Cyclical	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	77.5%
1 to 3 Years	22.5%
[36]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Oregon Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DOGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.27%1,[2]
[37],[38]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[37],[38]
Net Assets	$ 73,553,000
Holdings Count | $ / shares	150
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$73,553
Number of Holdings	150
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	51.0%
School District	24.1%
Water	11.0%
General	7.3%
Medical	3.4%
Transportation	2.1%
Airport	0.8%
Utilities	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.2%
1 to 3 Years	23.6%
3 to 5 Years	15.3%
5 to 10 Years	20.9%
Greater than 10 Years	32.0%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.23%1,[2]
[39],[40]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[39],[40]
Net Assets	$ 463,336,000
Holdings Count | $ / shares	514
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$463,336
Number of Holdings	514
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	26.8%
School District	17.1%
Medical	15.2%
General	7.7%
Transportation	6.8%
Water	6.3%
Higher Education	6.0%
Power	4.6%
Utilities	4.6%
Airport	2.7%
Education	1.5%
Development	0.3%
Other	0.2%
Housing	0.1%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.7%
1 to 3 Years	11.0%
3 to 5 Years	9.6%
5 to 10 Years	21.4%
Greater than 10 Years	49.3%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selectively Hedged Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
[41]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[41]
Net Assets	$ 979,828,000
Holdings Count | $ / shares	460
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$979,828
Number of Holdings	460
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	39.5%
Foreign Government	18.0%
Consumer, Non-cyclical	8.5%
U.S. Government	8.3%
Consumer, Cyclical	7.5%
Industrials	5.0%
Energy	4.3%
Utilities	4.0%
Basic Materials	2.4%
Communications	1.3%
Technology	1.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	53.5%
1 to 3 Years	30.0%
3 to 5 Years	16.5%
[42]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Duration Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%[1]
[43]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[43]
Net Assets	$ 1,962,391,000
Holdings Count | $ / shares	585
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,962,391
Number of Holdings	585
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	42.8%
Foreign Government	18.1%
Consumer, Cyclical	8.5%
Consumer, Non-cyclical	7.0%
U.S. Government	5.5%
Industrials	4.4%
Energy	4.3%
Utilities	3.5%
Technology	3.1%
Basic Materials	1.8%
Communications	0.9%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	42.9%
1 to 3 Years	31.5%
3 to 5 Years	25.6%
[44]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[45]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[45]
Net Assets	$ 5,598,667,000
Holdings Count | $ / shares	644
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,598,667
Number of Holdings	644
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	40.5%
Foreign Government	18.9%
U.S. Government	7.7%
Consumer, Cyclical	7.5%
Consumer, Non-cyclical	7.2%
Industrials	7.0%
Utilities	4.8%
Energy	2.5%
Communications	1.6%
Basic Materials	1.2%
Technology	1.0%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	49.2%
1 to 3 Years	33.8%
3 to 5 Years	17.0%
[46]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Government Portfolio
Class Name	Institutional
Trading Symbol	DFFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[47]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[47]
Net Assets	$ 1,678,765,000
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,678,765
Number of Holdings	26
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	88.5%
1 to 3 Years	11.5%
[48]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[49]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[49]
Net Assets	$ 1,462,620,000
Holdings Count | $ / shares	552
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,462,620
Number of Holdings	552
Portfolio Turnover Rate	93%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	51.6%
School District	19.8%
General	8.5%
Transportation	5.0%
Higher Education	4.2%
Water	3.6%
Medical	2.2%
Power	1.6%
Education	1.5%
Airport	0.7%
Utilities	0.6%
Development	0.3%
Other	0.2%
Housing	0.1%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	62.1%
1 to 3 Years	18.3%
3 to 5 Years	5.2%
5 to 10 Years	9.6%
Greater than 10 Years	4.8%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
[50],[51]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[50],[51]
Net Assets	$ 187,136,000
Holdings Count | $ / shares	325
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$187,136
Number of Holdings	325
Portfolio Turnover Rate	110%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	35.7%
School District	24.0%
General	9.8%
Medical	7.2%
Water	5.3%
Higher Education	5.1%
Transportation	4.2%
Education	2.7%
Power	2.3%
Utilities	2.1%
Airport	1.1%
Other	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	54.0%
1 to 3 Years	21.9%
3 to 5 Years	5.6%
5 to 10 Years	10.3%
Greater than 10 Years	8.2%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Social Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
[52]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[52]
Net Assets	$ 634,305,000
Holdings Count | $ / shares	433
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$634,305
Number of Holdings	433
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	47.0%
Financials	20.1%
Communications	6.2%
Consumer, Cyclical	5.1%
Foreign Government	4.5%
Consumer, Non-cyclical	4.1%
Energy	3.5%
Technology	3.3%
Industrials	2.6%
Basic Materials	2.0%
Utilities	1.2%
Other	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.5%
1 to 3 Years	10.6%
3 to 5 Years	17.1%
5 to 10 Years	27.5%
Greater than 10 Years	35.3%
[53]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Targeted Credit Portfolio
Class Name	Institutional
Trading Symbol	DTCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%1,[2]
[54],[55]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[54],[55]
Net Assets	$ 848,409,000
Holdings Count | $ / shares	408
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$848,409
Number of Holdings	408
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	37.1%
Consumer, Cyclical	13.8%
Consumer, Non-cyclical	13.7%
Utilities	7.9%
Industrials	7.9%
U.S. Government	5.8%
Energy	3.8%
Basic Materials	3.5%
Technology	3.4%
Communications	2.2%
Other	0.7%
Foreign Government	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	42.4%
1 to 3 Years	32.3%
3 to 5 Years	25.3%
[56]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
[57]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[57]
Net Assets	$ 4,471,969,000
Holdings Count | $ / shares	255
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,471,969
Number of Holdings	255
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	41.1%
Financials	29.1%
U.S. Government	27.6%
Energy	1.6%
Consumer, Cyclical	0.3%
Consumer, Non-cyclical	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	70.5%
1 to 3 Years	29.5%
[58]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA World ex U.S. Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA World ex U.S. Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%[1]
[59]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[59]
Net Assets	$ 946,426,000
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$946,426
Number of Holdings	65
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	86.7%
Government Related	13.3%

Maturity Allocation (% of Total Investments)
1 to 3 Years	1.4%
3 to 5 Years	2.4%
5 to 10 Years	72.4%
Greater than 10 Years	23.8%
[60]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional Retirement Income Fund
Class Name	Institutional
Trading Symbol	TDIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[61],[62]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[61],[62]
Net Assets	$ 58,457,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$58,457
Number of Holdings	7
Portfolio Turnover Rate	15%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	48.3%
DFA One-Year Fixed Income Portfolio	31.8%
U.S. Large Company Portfolio	7.1%
U.S. Core Equity 1 Portfolio	7.1%
Large Cap International Portfolio	2.7%
Emerging Markets Core Equity 2 Portfolio	1.7%
International Core Equity 2 Portfolio	1.3%
[63]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2015 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%1,[2]
[64],[65]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[64],[65]
Net Assets	$ 24,070,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$24,070
Number of Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	74.6%
U.S. Large Company Portfolio	8.6%
U.S. Core Equity 1 Portfolio	8.6%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity 2 Portfolio	2.1%
International Core Equity 2 Portfolio	1.7%
DFA LTIP Portfolio	1.1%
[66]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2020 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[67],[68]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[67],[68]
Net Assets	$ 67,073,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$67,073
Number of Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	65.4%
DFA LTIP Portfolio	10.1%
U.S. Large Company Portfolio	8.7%
U.S. Core Equity 1 Portfolio	8.6%
Large Cap International Portfolio	3.4%
Emerging Markets Core Equity 2 Portfolio	2.1%
International Core Equity 2 Portfolio	1.7%
[69]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2025 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
[70]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[70]
Net Assets	$ 125,282,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$125,282
Number of Holdings	7
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	56.7%
DFA LTIP Portfolio	18.4%
U.S. Large Company Portfolio	8.8%
U.S. Core Equity 1 Portfolio	8.8%
Large Cap International Portfolio	3.4%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.7%
[71]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2030 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
[72]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[72]
Net Assets	$ 166,199,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$166,199
Number of Holdings	9
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	29.4%
DFA Inflation-Protected Securities Portfolio	27.9%
U.S. Large Company Portfolio	13.5%
U.S. Core Equity 1 Portfolio	13.4%
Large Cap International Portfolio	5.1%
Emerging Markets Core Equity 2 Portfolio	3.3%
International Core Equity 2 Portfolio	2.6%
DFA Short-Term Extended Quality Portfolio	2.4%
DFA Two-Year Global Fixed Income Portfolio	2.4%
[73]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2035 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
[74]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[74]
Net Assets	$ 185,232,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$185,232
Number of Holdings	9
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	30.5%
U.S. Large Company Portfolio	18.2%
U.S. Core Equity 1 Portfolio	18.2%
DFA Inflation-Protected Securities Portfolio	8.0%
Large Cap International Portfolio	7.1%
DFA Two-Year Global Fixed Income Portfolio	5.0%
DFA Short-Term Extended Quality Portfolio	5.0%
Emerging Markets Core Equity 2 Portfolio	4.5%
International Core Equity 2 Portfolio	3.5%
[75]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2040 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[76]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[76]
Net Assets	$ 193,450,000
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$193,450
Number of Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	23.0%
U.S. Core Equity 1 Portfolio	23.0%
DFA LTIP Portfolio	20.0%
Large Cap International Portfolio	8.9%
DFA Short-Term Extended Quality Portfolio	7.5%
DFA Two-Year Global Fixed Income Portfolio	7.5%
Emerging Markets Core Equity 2 Portfolio	5.7%
International Core Equity 2 Portfolio	4.4%
[77]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2045 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
[78]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[78]
Net Assets	$ 193,107,000
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$193,107
Number of Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	27.7%
U.S. Core Equity 1 Portfolio	27.7%
Large Cap International Portfolio	10.7%
DFA Two-Year Global Fixed Income Portfolio	10.4%
DFA Short-Term Extended Quality Portfolio	10.4%
Emerging Markets Core Equity 2 Portfolio	6.7%
International Core Equity 2 Portfolio	5.3%
DFA LTIP Portfolio	1.1%
[79]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2050 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
[80]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[80]
Net Assets	$ 168,009,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$168,009
Number of Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	32.7%
U.S. Core Equity 1 Portfolio	32.4%
Large Cap International Portfolio	12.6%
Emerging Markets Core Equity 2 Portfolio	8.0%
International Core Equity 2 Portfolio	6.3%
DFA Short-Term Extended Quality Portfolio	4.0%
DFA Two-Year Global Fixed Income Portfolio	4.0%
[81]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2055 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
[82],[83]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[82],[83]
Net Assets	$ 114,869,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$114,869
Number of Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	33.7%
U.S. Core Equity 1 Portfolio	33.5%
Large Cap International Portfolio	13.0%
Emerging Markets Core Equity 2 Portfolio	8.3%
International Core Equity 2 Portfolio	6.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[84]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2060 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
[85],[86]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[85],[86]
Net Assets	$ 94,376,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$94,376
Number of Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	33.6%
U.S. Core Equity 1 Portfolio	33.5%
Large Cap International Portfolio	13.1%
Emerging Markets Core Equity 2 Portfolio	8.3%
International Core Equity 2 Portfolio	6.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[87]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2065 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DTDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
[88],[89]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[88],[89]
Net Assets	$ 32,720,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$32,720
Number of Holdings	7
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	33.6%
U.S. Core Equity 1 Portfolio	33.6%
Large Cap International Portfolio	13.0%
Emerging Markets Core Equity 2 Portfolio	8.3%
International Core Equity 2 Portfolio	6.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[90]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2070 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DFARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional 2070 Target Date Retirement Income Fund (the “Portfolio”) for the period of January 2, 2025 (date of the Fund’s inception) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7[1]	0.21%2,[3]
[91],[92],[93]
Expenses Paid, Amount	$ 7	[91]
Expense Ratio, Percent	0.21%	[92],[93]
Net Assets	$ 10,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10
Number of Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	32.5%
Large Cap International Portfolio	13.0%
Emerging Markets Core Equity 2 Portfolio	8.7%
International Core Equity 2 Portfolio	6.9%
DFA Two-Year Global Fixed Income Portfolio	2.7%
DFA Short-Term Extended Quality Portfolio	2.7%
[94]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%[1]
[95]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[95]
Net Assets	$ 1,566,212,000
Holdings Count | $ / shares	6,087
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,566,212
Number of Holdings	6,087
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	3.6%
Samsung Electronics Co. Ltd.	1.9%
Alibaba Group Holding Ltd.	1.8%
HDFC Bank Ltd.	1.0%
SK Hynix, Inc.	0.8%
PDD Holdings, Inc.	0.8%
Infosys Ltd.	0.7%
Meituan B	0.6%
China Construction Bank Corp. H	0.6%

Top Countries (% of Total Investments)
China	25.7%
Taiwan	19.6%
India	19.0%
South Korea	10.5%
Saudi Arabia	3.4%
South Africa	3.2%
Brazil	3.1%
Mexico	2.2%
United Arab Emirates	1.6%
Malaysia	1.5%
[96],[97]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.43%1,[2]
[98],[99]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[98],[99]
Net Assets	$ 1,073,776,000
Holdings Count | $ / shares	5,265
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,073,776
Number of Holdings	5,265
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.2%
Xiaomi Corp. B	0.8%
PDD Holdings, Inc.	0.7%
Meituan B	0.7%
MediaTek, Inc.	0.6%
China Construction Bank Corp. H	0.6%
ICICI Bank Ltd.	0.6%

Top Countries (% of Total Investments)
China	27.4%
India	18.7%
Taiwan	18.2%
South Korea	11.8%
Brazil	4.1%
Saudi Arabia	3.2%
South Africa	2.5%
Mexico	2.2%
United Arab Emirates	1.9%
Hong Kong	1.5%
[100],[101]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.34%1,[2]
[102],[103]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[102],[103]
Net Assets	$ 60,952,000
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$60,952
Number of Holdings	3
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Social Core Equity 2 Portfolio	61.3%
International Social Core Equity Portfolio	27.2%
Emerging Markets Social Core Equity Portfolio	11.5%
[104]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DILRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%[1]
[105]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[105]
Net Assets	$ 988,284,000
Holdings Count | $ / shares	419
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$988,284
Number of Holdings	419
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.2%
Nestle SA	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Sony Group Corp.	2.2%
Rheinmetall AG	2.0%
ASML Holding NV	1.9%
Deutsche Boerse AG	1.6%
Novo Nordisk AS B	1.5%
SAP SE	1.4%
Safran SA	1.4%

Top Countries (% of Total Investments)
Japan	21.5%
United Kingdom	12.5%
Germany	11.0%
Canada	10.7%
Switzerland	8.3%
France	8.0%
Australia	6.2%
Netherlands	5.8%
Sweden	3.1%
Spain	2.5%
[106],[107]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%[1]
[108]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[108]
Net Assets	$ 262,479,000
Holdings Count | $ / shares	1,262
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$262,479
Number of Holdings	1,262
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Belimo Holding AG	1.0%
GEA Group AG	0.8%
Babcock International Group PLC	0.8%
CTS Eventim AG & Co. KGaA	0.7%
Games Workshop Group PLC	0.7%
Siegfried Holding AG	0.7%
Orion OYJ B	0.7%
SPIE SA	0.6%
Gaztransport Et Technigaz SA	0.6%
ANDRITZ AG	0.6%

Top Countries (% of Total Investments)
Japan	23.4%
United Kingdom	12.2%
Canada	11.3%
Switzerland	8.0%
Australia	6.3%
Germany	6.2%
France	4.7%
Italy	4.6%
Finland	3.1%
Denmark	3.0%
[109],[110]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%[1]
[111]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[111]
Net Assets	$ 1,644,979,000
Holdings Count | $ / shares	4,044
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,644,979
Number of Holdings	4,044
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Deutsche Telekom AG	0.9%
Royal Bank of Canada	0.7%
ASML Holding NV	0.7%
Sony Group Corp.	0.6%
BASF SE	0.6%
Banco Bilbao Vizcaya Argentaria SA	0.5%
HSBC Holdings PLC	0.5%
LVMH Moet Hennessy Louis Vuitton SE	0.5%
Deutsche Post AG	0.5%
Swiss Re AG	0.4%

Top Countries (% of Total Investments)
Japan	23.4%
Canada	11.3%
United Kingdom	10.7%
Germany	9.3%
France	7.0%
Switzerland	6.0%
Australia	5.6%
Netherlands	4.8%
Sweden	3.6%
Spain	3.4%
[112],[113]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[114]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[114]
Net Assets	$ 3,708,983,000
Holdings Count | $ / shares	3,767
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,708,983
Number of Holdings	3,767
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.2%
Novo Nordisk AS B	1.2%
Roche Holding AG	1.1%
Novartis AG	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Toyota Motor Corp.	0.8%
Sony Group Corp.	0.7%
Unilever PLC	0.7%
AstraZeneca PLC	0.7%
SAP SE	0.6%

Top Countries (% of Total Investments)
Japan	19.8%
United Kingdom	13.0%
Canada	10.0%
Germany	8.6%
Switzerland	8.4%
France	8.1%
Netherlands	6.2%
Australia	5.1%
Sweden	4.1%
Spain	3.3%
[115],[116]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DUSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
[117]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[117]
Net Assets	$ 3,421,910,000
Holdings Count | $ / shares	107
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,421,910
Number of Holdings	107
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.4%
NVIDIA Corp.	5.5%
Microsoft Corp.	5.5%
Eli Lilly & Co.	5.1%
Mastercard, Inc. A	4.9%
Visa, Inc. A	4.8%
Meta Platforms, Inc. A	4.3%
AbbVie, Inc.	4.0%
Home Depot, Inc.	4.0%
Costco Wholesale Corp.	2.9%

Sector Allocation (% of Total Investments)
Information Technology	29.0%
Industrials	14.1%
Health Care	13.5%
Consumer Staples	12.3%
Financials	11.8%
Consumer Discretionary	11.0%
Communication Services	4.4%
Energy	1.9%
Utilities	1.4%
Materials	0.6%
[118],[119]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%[1]
[120]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[120]
Net Assets	$ 1,397,264,000
Holdings Count | $ / shares	537
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,397,264
Number of Holdings	537
Portfolio Turnover Rate	10%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	1.5%
Encompass Health Corp.	0.8%
Somnigroup International, Inc.	0.7%
Murphy USA, Inc.	0.7%
Carpenter Technology Corp.	0.7%
Hasbro, Inc.	0.7%
Kyndryl Holdings, Inc.	0.6%
Applied Industrial Technologies, Inc.	0.6%
FTAI Aviation Ltd.	0.6%
Chemed Corp.	0.6%

Sector Allocation (% of Total Investments)
Industrials	27.6%
Consumer Discretionary	16.9%
Information Technology	14.2%
Health Care	12.4%
Financials	10.8%
Materials	8.0%
Consumer Staples	5.5%
Energy	2.2%
Communication Services	2.1%
Real Estate	0.3%
[121],[122]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Social Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
[123]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[123]
Net Assets	$ 1,775,240,000
Holdings Count | $ / shares	2,104
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,775,240
Number of Holdings	2,104
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
NVIDIA Corp.	5.2%
Meta Platforms, Inc. A	2.8%
Amazon.com, Inc.	2.2%
Alphabet, Inc. A	1.4%
JPMorgan Chase & Co.	1.3%
Alphabet, Inc. C	1.2%
Visa, Inc. A	1.2%
Mastercard, Inc. A	0.9%

Sector Allocation (% of Total Investments)
Information Technology	27.9%
Financials	19.7%
Industrials	13.8%
Consumer Discretionary	11.3%
Communication Services	9.3%
Consumer Staples	6.2%
Health Care	4.7%
Materials	3.5%
Energy	2.0%
Utilities	1.1%
Real Estate	0.5%
[124],[125]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
[126]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[126]
Net Assets	$ 7,054,332,000
Holdings Count | $ / shares	1,977
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,054,332
Number of Holdings	1,977
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.1%
NVIDIA Corp.	5.2%
Meta Platforms, Inc. A	3.2%
Amazon.com, Inc.	2.5%
Microsoft Corp.	2.4%
JPMorgan Chase & Co.	1.7%
Alphabet, Inc. A	1.7%
Alphabet, Inc. C	1.4%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.4%

Sector Allocation (% of Total Investments)
Information Technology	24.2%
Financials	18.4%
Industrials	13.0%
Consumer Discretionary	11.8%
Health Care	11.7%
Communication Services	9.6%
Consumer Staples	6.0%
Materials	2.6%
Energy	1.5%
Utilities	0.8%
Real Estate	0.4%
[127],[128]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DAABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.34%1,[2]
[129],[130]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.34%	[129],[130]
Net Assets	$ 421,612,000
Holdings Count | $ / shares	1,162
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$421,612
Number of Holdings	1,162
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
J.M. Smucker Co.	0.8%
Molson Coors Beverage Co. B	0.7%
Toll Brothers, Inc.	0.7%
TD SYNNEX Corp.	0.6%
Tenet Healthcare Corp.	0.6%
Viatris, Inc.	0.6%
Aptiv PLC	0.6%
Twilio, Inc. A	0.5%
Ally Financial, Inc.	0.5%
WESCO International, Inc.	0.5%

Sector Allocation (% of Total Investments)
Financials	30.4%
Industrials	17.4%
Consumer Discretionary	17.0%
Information Technology	9.0%
Health Care	8.1%
Consumer Staples	4.9%
Communication Services	4.7%
Materials	3.7%
Energy	3.1%
Real Estate	1.2%
Utilities	0.5%
[131],[132]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Equity Allocation Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%1,2,[3]
[133],[134],[135]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[133],[134],[135]
Net Assets	$ 191,245,000
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$191,245
Number of Holdings	10
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	28.3%
U.S. Large Company Portfolio	22.7%
Dimensional VA U.S. Targeted Value Portfolio	12.7%
International Core Equity 2 Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	8.1%
Dimensional VA U.S. Large Value Portfolio	7.0%
Dimensional VA International Small Portfolio	3.9%
Dimensional VA International Value Portfolio	2.9%
DFA Real Estate Securities Portfolio	1.5%
DFA International Real Estate Securities Portfolio	0.5%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Bond Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
[136],[137]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[136],[137]
Net Assets	$ 333,743,000
Holdings Count | $ / shares	218
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$333,743
Number of Holdings	218
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	60.8%
Financials	24.5%
U.S. Government	13.6%
Energy	0.8%
Consumer, Non-cyclical	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	57.0%
1 to 3 Years	28.1%
3 to 5 Years	14.9%
[138]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Moderate Allocation Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.28%1,2,[3]
[139],[140],[141]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[139],[140],[141]
Net Assets	$ 234,228,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$234,228
Number of Holdings	12
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	32.5%
Dimensional VA Global Bond Portfolio	12.4%
DFA Selectively Hedged Global Fixed Income Portfolio	12.4%
U.S. Core Equity 1 Portfolio	11.6%
International Core Equity 2 Portfolio	11.1%
Emerging Markets Core Equity 2 Portfolio	5.1%
DFA Two-Year Global Fixed Income Portfolio	5.0%
Dimensional VA Short-Term Fixed Portfolio	5.0%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.3%
[142]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Small Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%1,[2]
[143],[144]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[143],[144]
Net Assets	$ 327,536,000
Holdings Count | $ / shares	3,644
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$327,536
Number of Holdings	3,644
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	0.5%
Unipol Assicurazioni SpA	0.5%
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.4%
Swissquote Group Holding SA	0.4%
BPER Banca SpA	0.4%
Belimo Holding AG	0.4%
LEG Immobilien SE	0.4%
PSP Swiss Property AG	0.3%

Top Countries (% of Total Investments)
Japan	23.0%
United Kingdom	12.0%
Canada	10.5%
Switzerland	8.0%
Germany	6.5%
Australia	6.1%
France	5.3%
Italy	4.7%
Sweden	3.1%
Spain	2.8%
[145],[146]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%1,[2]
[147],[148]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[147],[148]
Net Assets	$ 555,494,000
Holdings Count | $ / shares	505
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$555,494
Number of Holdings	505
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	3.6%
TotalEnergies SE	2.4%
HSBC Holdings PLC	1.7%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.6%
Cie de Saint-Gobain SA	1.4%
Novartis AG	1.1%
Koninklijke Ahold Delhaize NV	1.1%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Toronto-Dominion Bank	1.0%

Top Countries (% of Total Investments)
Japan	20.9%
United Kingdom	12.9%
France	10.7%
Canada	10.4%
Switzerland	9.5%
Germany	9.0%
Australia	5.8%
Netherlands	4.1%
Spain	3.0%
Denmark	2.8%
[149],[150]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Short-Term Fixed Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%1,[2]
[151],[152]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[151],[152]
Net Assets	$ 390,915,000
Holdings Count | $ / shares	169
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$390,915
Number of Holdings	169
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	60.2%
Financials	23.1%
Foreign Government	13.4%
Energy	1.7%
Government	1.1%
Consumer, Cyclical	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	72.0%
1 to 3 Years	28.0%
[153]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Large Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
[154],[155]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[154],[155]
Net Assets	$ 615,817,000
Holdings Count | $ / shares	387
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$615,817
Number of Holdings	387
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	3.8%
Berkshire Hathaway, Inc. B	2.7%
Johnson & Johnson	2.2%
UnitedHealth Group, Inc.	2.2%
Chevron Corp.	1.7%
AT&T, Inc.	1.7%
Verizon Communications, Inc.	1.6%
Wells Fargo & Co.	1.3%
Cisco Systems, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	24.5%
Health Care	15.3%
Industrials	14.4%
Energy	11.4%
Information Technology	8.5%
Communication Services	7.7%
Materials	7.7%
Consumer Staples	5.3%
Consumer Discretionary	4.8%
Real Estate	0.3%
Utilities	0.1%
[156],[157]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Targeted Value Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.28%1,[2]
[158],[159]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.28%	[158],[159]
Net Assets	$ 622,806,000
Holdings Count | $ / shares	1,353
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$622,806
Number of Holdings	1,353
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Molson Coors Beverage Co. B	0.6%
Ally Financial, Inc.	0.6%
U.S. Steel Corp.	0.6%
TD SYNNEX Corp.	0.6%
First Horizon Corp.	0.5%
SouthState Corp.	0.5%
Liberty Broadband Corp. C	0.5%
WESCO International, Inc.	0.5%
Ingredion, Inc.	0.5%
Lithia Motors, Inc.	0.4%

Sector Allocation (% of Total Investments)
Financials	29.7%
Industrials	15.3%
Consumer Discretionary	13.9%
Energy	8.6%
Health Care	6.8%
Materials	6.8%
Consumer Staples	6.7%
Information Technology	6.5%
Communication Services	4.2%
Real Estate	1.1%
Utilities	0.4%
[160],[161]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VIT Inflation-Protected Securities Portfolio
Class Name	Institutional
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.11%1,[2]
[162],[163]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[162],[163]
Net Assets	$ 208,758,000
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$208,758
Number of Holdings	20
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
3 to 5 Years	42.1%
5 to 10 Years	40.9%
Greater than 10 Years	17.0%
[164]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
1	Annualized

[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[4]
2	Annualized

[5]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[6]
2	Annualized

[7]
Excludes cash investments and collateral for loaned securities, if any.

[8]
1	Annualized

[9]
Excludes cash investments and collateral for loaned securities, if any.

[10]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[11]
2	Annualized

[12]
Excludes cash investments and collateral for loaned securities, if any.

[13]
1	Annualized

[14]
Excludes cash investments and collateral for loaned securities, if any.

[15]
1	Annualized

[16]
Excludes cash investments and collateral for loaned securities, if any.

[17]
1	Annualized

[18]
Excludes cash investments and collateral for loaned securities, if any.

[19]
1	Annualized

[20]
Excludes cash investments and collateral for loaned securities, if any.

[21]
1	Annualized

[22]
Excludes cash investments and collateral for loaned securities, if any.

[23]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[24]
2	Annualized

[25]
1	Annualized

[26]
Excludes cash investments and collateral for loaned securities, if any.

[27]
1	Annualized

[28]
Excludes cash investments and collateral for loaned securities, if any.

[29]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[30]
2	Annualized

[31]
1	Annualized

[32]
1	Annualized

[33]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[34]
2	Annualized

[35]
1	Annualized

[36]
Excludes cash investments and collateral for loaned securities, if any.

[37]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[38]
2	Annualized

[39]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[40]
2	Annualized

[41]
1	Annualized

[42]
Excludes cash investments and collateral for loaned securities, if any.

[43]
1	Annualized

[44]
Excludes cash investments and collateral for loaned securities, if any.

[45]
1	Annualized

[46]
Excludes cash investments and collateral for loaned securities, if any.

[47]
1	Annualized

[48]
Excludes cash investments and collateral for loaned securities, if any.

[49]
1	Annualized

[50]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[51]
2	Annualized

[52]
1	Annualized

[53]
Excludes cash investments and collateral for loaned securities, if any.

[54]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[55]
2	Annualized

[56]
Excludes cash investments and collateral for loaned securities, if any.

[57]
1	Annualized

[58]
Excludes cash investments and collateral for loaned securities, if any.

[59]
1	Annualized

[60]
Excludes cash investments and collateral for loaned securities, if any.

[61]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[62]
2	Annualized

[63]
Excludes cash investments, if any.

[64]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[65]
2	Annualized

[66]
Excludes cash investments, if any.

[67]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[68]
2	Annualized

[69]
Excludes cash investments, if any.

[70]
1	Annualized

[71]
Excludes cash investments, if any.

[72]
1	Annualized

[73]
Excludes cash investments, if any.

[74]
1	Annualized

[75]
Excludes cash investments, if any.

[76]
1	Annualized

[77]
Excludes cash investments, if any.

[78]
1	Annualized

[79]
Excludes cash investments, if any.

[80]
1	Annualized

[81]
Excludes cash investments, if any.

[82]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[83]
2	Annualized

[84]
Excludes cash investments, if any.

[85]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[86]
2	Annualized

[87]
Excludes cash investments, if any.

[88]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[89]
2	Annualized

[90]
Excludes cash investments, if any.

[91]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.

[92]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[93]
3	Annualized

[94]
Excludes cash investments, if any.

[95]
1	Annualized

[96]
Excludes short-term investments and collateral for loaned securities, if any.

[97]
Excludes short-term investments and collateral for loaned securities, if any.

[98]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[99]
2	Annualized

[100]
Excludes short-term investments and collateral for loaned securities, if any.

[101]
Excludes short-term investments and collateral for loaned securities, if any.

[102]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[103]
2	Annualized

[104]
Excludes cash investments, if any.

[105]
1	Annualized

[106]
Excludes short-term investments and collateral for loaned securities, if any.

[107]
Excludes short-term investments and collateral for loaned securities, if any.

[108]
1	Annualized

[109]
Excludes short-term investments and collateral for loaned securities, if any.

[110]
Excludes short-term investments and collateral for loaned securities, if any.

[111]
1	Annualized

[112]
Excludes short-term investments and collateral for loaned securities, if any.

[113]
Excludes short-term investments and collateral for loaned securities, if any.

[114]
1	Annualized

[115]
Excludes short-term investments and collateral for loaned securities, if any.

[116]
Excludes short-term investments and collateral for loaned securities, if any.

[117]
1	Annualized

[118]
Excludes short-term investments and collateral for loaned securities, if any.

[119]
Excludes short-term investments and collateral for loaned securities, if any.

[120]
1	Annualized

[121]
Excludes short-term investments and collateral for loaned securities, if any.

[122]
Excludes short-term investments and collateral for loaned securities, if any.

[123]
1	Annualized

[124]
Excludes short-term investments and collateral for loaned securities, if any.

[125]
Excludes short-term investments and collateral for loaned securities, if any.

[126]
1	Annualized

[127]
Excludes short-term investments and collateral for loaned securities, if any.

[128]
Excludes short-term investments and collateral for loaned securities, if any.

[129]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[130]
2	Annualized

[131]
Excludes short-term investments and collateral for loaned securities, if any.

[132]
Excludes short-term investments and collateral for loaned securities, if any.

[133]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[134]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[135]
3	Annualized

[136]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[137]
2	Annualized

[138]
Excludes cash investments and collateral for loaned securities, if any.

[139]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[140]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[141]
3	Annualized

[142]
Excludes short-term investments and collateral for loaned securities, if any.

[143]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[144]
2	Annualized

[145]
Excludes short-term investments and collateral for loaned securities, if any.

[146]
Excludes short-term investments and collateral for loaned securities, if any.

[147]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[148]
2	Annualized

[149]
Excludes short-term investments and collateral for loaned securities, if any.

[150]
Excludes short-term investments and collateral for loaned securities, if any.

[151]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[152]
2	Annualized

[153]
Excludes cash investments and collateral for loaned securities, if any.

[154]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[155]
2	Annualized

[156]
Excludes short-term investments and collateral for loaned securities, if any.

[157]
Excludes short-term investments and collateral for loaned securities, if any.

[158]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[159]
2	Annualized

[160]
Excludes short-term investments and collateral for loaned securities, if any.

[161]
Excludes short-term investments and collateral for loaned securities, if any.

[162]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[163]
2	Annualized

[164]
Excludes cash investments and collateral for loaned securities, if any.